FINANCIAL STATEMENTS

Parkstone Variable Annuity Account

Year Ended December 31, 2024

With Report of Independent Registered Public Accounting Firm

Parkstone Variable Annuity Account

Financial Statements

Year Ended December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Parkstone Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Parkstone Variable Annuity Account (the Separate Account), as of December 31, 2024 and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1993.

Kansas City, Missouri

April 25, 2025

Appendix

Subaccounts listed that comprising Parkstone Variable Annuity Account

Subaccounts	Statements of operations and changes in net assets
Columbia VP Dividend Opportunity	For each of the two years in the period ended December 31, 2024

Columbia VP Strategic Income	For each of the two years in the period ended December 31, 2024

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2024

Guggenheim VIF Managed Asset Allocation	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2024

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2024

NAA All Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA Large Core Series	For each of the two years in the period ended December 31, 2024

NAA Large Growth Series	For each of the two years in the period ended December 31, 2024

NAA Mid Growth Series	For each of the two years in the period ended December 31, 2024

NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA Small Growth Series	For each of the two years in the period ended December 31, 2024

NAA Smid-Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA World Equity Income Series	For each of the two years in the period ended December 31, 2024

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2024

Parkstone Variable Annuity Account

Statements of Net Assets

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Unit Values
Columbia VP Dividend Opportunity	3,932	$56,776	$178,092	$178,092	4,601	$38.64
Columbia VP Strategic Income	44,201	251,461	163,544	163,544	6,082	26.83
Guggenheim VIF High Yield	137	3,007	3,391	3,391	122	27.84
Guggenheim VIF Managed Asset Allocation (b)	—	—	—	—	—	28.29
Guggenheim VIF Total Return Bond	852	10,759	12,161	12,161	875	13.88
Invesco V.I. Government Money Market	466,137	466,137	466,137	466,137	45,869	10.16
NAA All Cap Value Series (a)	20,374	524,817	689,049	689,049	14,412	47.76
NAA Large Cap Value Series (a)	1,461	43,659	60,628	60,628	1,336	45.44
NAA Large Core Series (a)	3,018	100,440	150,179	150,179	3,076	48.88
NAA Large Growth Series (a)	13,711	219,957	335,381	335,381	5,044	66.51
NAA Mid Growth Series (a)	3,626	146,000	189,588	189,588	4,353	43.64
NAA Small Cap Value Series (a)	1,323	39,986	58,614	58,614	1,123	52.07
NAA Small Growth Series (a)	3,863	92,480	113,026	113,026	2,896	39.08
NAA Smid-Cap Value Series (a)	2,547	133,951	192,503	192,503	3,336	57.65
NAA World Equity Income Series (a)	4,298	45,889	63,744	63,744	1,943	32.77
Neuberger Berman AMT Sustainable Equity	549	10,682	22,008	22,008	349	63.00

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2024 and 2023, Except as Noted

	Columbia VP Dividend Opportunity	Columbia VP Strategic Income	Guggenheim VIF High Yield
Net assets as of December 31, 2022	$193,609	$150,891	$3,073

Investment income (loss):
Dividend distributions	—	5,646	176
Investment Expenses:
Mortality and expense risk and administrative charges	(2,555)	(2,177)	(43)

Net investment income (loss)	(2,555)	3,469	133

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	10,948	(2,218)	18
Change in unrealized appreciation (depreciation)	(2,359)	11,050	159

Net gain (loss) on investments	8,589	8,832	177

Net increase (decrease) in net assets from operations	6,034	12,301	310

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(15,509)	(1,135)	(125)
Transfers between subaccounts, net	—	1,174	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(15,509)	39	(125)

Total increase (decrease) in net assets	(9,475)	12,340	185

Net assets as of December 31, 2023	$184,134	$163,231	$3,258

Investment income (loss):
Dividend distributions	—	7,553	198
Investment Expenses:
Mortality and expense risk and administrative charges	(2,531)	(2,358)	(48)

Net investment income (loss)	(2,531)	5,195	150

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	20,570	(4,775)	17
Change in unrealized appreciation (depreciation)	4,943	5,013	31

Net gain (loss) on investments	25,513	238	48

Net increase (decrease) in net assets from operations	22,982	5,433	198

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(29,024)	(6,755)	(65)
Transfers between subaccounts, net	—	1,635	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(29,024)	(5,120)	(65)

Total increase (decrease) in net assets	(6,042)	313	133

Net assets as of December 31, 2024	$178,092	$163,544	$3,391

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF Managed Asset Allocation (b)	Guggenheim VIF Total Return Bond	Invesco V.I. Government Money Market
Net assets as of December 31, 2022	$529	$17,581	$506,894

Investment income (loss):
Dividend distributions	7	658	22,583
Investment Expenses:
Mortality and expense risk and administrative charges	(8)	(247)	(7,054)

Net investment income (loss)	(1)	411	15,529

Increase (decrease) in net assets from operations:
Capital gain distributions	4	—	—
Realized capital gain (loss) on investments	1	79	—
Change in unrealized appreciation (depreciation)	60	453	—

Net gain (loss) on investments	65	532	—

Net increase (decrease) in net assets from operations	64	943	15,529

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(482)	(39,681)
Transfers between subaccounts, net	4	—	102
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	4	(482)	(39,579)

Total increase (decrease) in net assets	68	461	(24,050)

Net assets as of December 31, 2023	$597	$18,042	$482,844

Investment income (loss):
Dividend distributions	12	670	21,703
Investment Expenses:
Mortality and expense risk and administrative charges	(5)	(247)	(6,665)

Net investment income (loss)	7	423	15,038

Increase (decrease) in net assets from operations:
Capital gain distributions	29	—	—
Realized capital gain (loss) on investments	180	850	—
Change in unrealized appreciation (depreciation)	(179)	(870)	—

Net gain (loss) on investments	30	(20)	—

Net increase (decrease) in net assets from operations	37	403	15,038

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(6,284)	(32,386)
Transfers between subaccounts, net	(634)	—	641
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(634)	(6,284)	(31,745)

Total increase (decrease) in net assets	(597)	(5,881)	(16,707)

Net assets as of December 31, 2024	$—	$12,161	$466,137

(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA All Cap Value Series (a)	NAA Large Cap Value Series (a)	NAA Large Core Series (a)
Net assets as of December 31, 2022	$666,486	$50,560	$103,397

Investment income (loss):
Dividend distributions	10,063	862	1,822
Investment Expenses:
Mortality and expense risk and administrative charges	(9,245)	(722)	(1,593)

Net investment income (loss)	818	140	229

Increase (decrease) in net assets from operations:
Capital gain distributions	54,686	5,103	—
Realized capital gain (loss) on investments	11,171	258	532
Change in unrealized appreciation (depreciation)	(21,916)	(1,597)	24,754

Net gain (loss) on investments	43,941	3,764	25,286

Net increase (decrease) in net assets from operations	44,759	3,904	25,515

Contract owner transactions:
Variable annuity deposits	2,900	—	—
Terminations, withdrawals and annuity payments	(32,936)	(132)	(3,142)
Transfers between subaccounts, net	—	—	(775)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(30,036)	(132)	(3,917)

Total increase (decrease) in net assets	14,723	3,772	21,598

Net assets as of December 31, 2023	$681,209	$54,332	$124,995

Investment income (loss):
Dividend distributions	11,178	1,010	4,274
Investment Expenses:
Mortality and expense risk and administrative charges	(9,899)	(835)	(1,982)

Net investment income (loss)	1,279	175	2,292

Increase (decrease) in net assets from operations:
Capital gain distributions	35,426	4,158	—
Realized capital gain (loss) on investments	15,741	306	1,821
Change in unrealized appreciation (depreciation)	5,349	1,803	25,584

Net gain (loss) on investments	56,516	6,267	27,405

Net increase (decrease) in net assets from operations	57,795	6,442	29,697

Contract owner transactions:
Variable annuity deposits	3,000	—	—
Terminations, withdrawals and annuity payments	(52,955)	(146)	(3,374)
Transfers between subaccounts, net	—	—	(1,139)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(49,955)	(146)	(4,513)

Total increase (decrease) in net assets	7,840	6,296	25,184

Net assets as of December 31, 2024	$689,049	$60,628	$150,179

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Large Growth Series (a)	NAA Mid Growth Series (a)	NAA Small Cap Value Series (a)
Net assets as of December 31, 2022	$179,311	$142,880	$60,252

Investment income (loss):
Dividend distributions	2,891	2,264	778
Investment Expenses:
Mortality and expense risk and administrative charges	(3,009)	(2,212)	(813)

Net investment income (loss)	(118)	52	(35)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,793
Realized capital gain (loss) on investments	150	61	2,162
Change in unrealized appreciation (depreciation)	68,016	34,926	(1,724)

Net gain (loss) on investments	68,166	34,987	4,231

Net increase (decrease) in net assets from operations	68,048	35,039	4,196

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(145)	(1,451)	(8,289)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(145)	(1,451)	(8,289)

Total increase (decrease) in net assets	67,903	33,588	(4,093)

Net assets as of December 31, 2023	$247,214	$176,468	$56,159

Investment income (loss):
Dividend distributions	7,882	5,729	676
Investment Expenses:
Mortality and expense risk and administrative charges	(4,137)	(2,675)	(811)

Net investment income (loss)	3,745	3,054	(135)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,491
Realized capital gain (loss) on investments	1,222	2,853	736
Change in unrealized appreciation (depreciation)	70,720	21,556	792

Net gain (loss) on investments	71,942	24,409	4,019

Net increase (decrease) in net assets from operations	75,687	27,463	3,884

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(176)	(1,685)	(1,429)
Transfers between subaccounts, net	12,656	(12,658)	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	12,480	(14,343)	(1,429)

Total increase (decrease) in net assets	88,167	13,120	2,455

Net assets as of December 31, 2024	$335,381	$189,588	$58,614

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Small Growth Series (a)	NAA Smid-Cap Value Series (a)	NAA World Equity Income Series (a)
Net assets as of December 31, 2022	$94,183	$177,678	$54,530

Investment income (loss):
Dividend distributions	1,297	2,687	1,468
Investment Expenses:
Mortality and expense risk and administrative charges	(1,351)	(2,489)	(775)

Net investment income (loss)	(54)	198	693

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,604	—
Realized capital gain (loss) on investments	621	2,741	487
Change in unrealized appreciation (depreciation)	16,943	(1,815)	4,545

Net gain (loss) on investments	17,564	13,530	5,032

Net increase (decrease) in net assets from operations	17,510	13,728	5,725

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(9,802)	(8,928)	(1,041)
Transfers between subaccounts, net	—	—	(400)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(9,802)	(8,928)	(1,441)

Total increase (decrease) in net assets	7,708	4,800	4,284

Net assets as of December 31, 2023	$101,891	$182,478	$58,814

Investment income (loss):
Dividend distributions	3,258	2,507	1,709
Investment Expenses:
Mortality and expense risk and administrative charges	(1,537)	(2,687)	(896)

Net investment income (loss)	1,721	(180)	813

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,111	—
Realized capital gain (loss) on investments	282	1,939	751
Change in unrealized appreciation (depreciation)	9,382	6,780	4,873

Net gain (loss) on investments	9,664	13,830	5,624

Net increase (decrease) in net assets from operations	11,385	13,650	6,437

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(250)	(3,625)	(1,011)
Transfers between subaccounts, net	—	—	(496)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(250)	(3,625)	(1,507)

Total increase (decrease) in net assets	11,135	10,025	4,930

Net assets as of December 31, 2024	$113,026	$192,503	$63,744

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

Neuberger Berman AMT Sustainable Equity
Net assets as of December 31, 2022	$20,452

Investment income (loss):
Dividend distributions	18
Investment Expenses:
Mortality and expense risk and administrative charges	(316)

Net investment income (loss)	(298)

Increase (decrease) in net assets from operations:
Capital gain distributions	370
Realized capital gain (loss) on investments	271
Change in unrealized appreciation (depreciation)	4,678

Net gain (loss) on investments	5,319

Net increase (decrease) in net assets from operations	5,021

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	(400)
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(400)

Total increase (decrease) in net assets	4,621

Net assets as of December 31, 2023	$25,073

Investment income (loss):
Dividend distributions	—
Investment Expenses:
Mortality and expense risk and administrative charges	(396)

Net investment income (loss)	(396)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,405
Realized capital gain (loss) on investments	5,159
Change in unrealized appreciation (depreciation)	30

Net gain (loss) on investments	6,594

Net increase (decrease) in net assets from operations	6,198

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	(9,324)
Transfers between subaccounts, net	61
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(9,263)

Total increase (decrease) in net assets	(3,065)

Net assets as of December 31, 2024	$22,008

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

Parkstone Variable Annuity Account (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Columbia VP Dividend Opportunity	1	Columbia Mgmt Investment Advisers, LLC	—
Columbia VP Strategic Income	1	Columbia Mgmt Investment Advisers, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
NAA All Cap Value Series	—	Security Investors, LLC	—
NAA Large Cap Value Series	—	Security Investors, LLC	—
NAA Large Core Series	—	Security Investors, LLC	—
NAA Large Growth Series	—	Security Investors, LLC	—
NAA Mid Growth Series	—	Security Investors, LLC	-
NAA Small Cap Value Series	—	Security Investors, LLC	—
NAA Small Growth Series	—	Security Investors, LLC	—
NAA Smid-Cap Value Series	—	Security Investors, LLC	—
NAA World Equity Income Series	—	Security Investors, LLC	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Seventeen subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and change in net assets:

Subaccount

Guggenheim VIF Alpha Opportunity

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
October 25, 2024	NAA All Cap Value Series	Guggenheim VIF All Cap Value
October 25, 2024	NAA Large Cap Value Series	Guggenheim VIF Large Cap Value
October 25, 2024	NAA Large Core Series	Guggenheim VIF StylePlus Large Core
October 25, 2024	NAA Large Growth Series	Guggenheim VIF StylePlus Large Growth
October 25, 2024	NAA Mid Growth Series	Guggenheim VIF StylePlus Mid Growth
October 25, 2024	NAA Small Cap Value Series	Guggenheim VIF Small Cap Value
October 25, 2024	NAA Small Growth Series	Guggenheim VIF StylePlus Small Growth
October 25, 2024	NAA Smid-Cap Value Series	Guggenheim VIF SMid Cap Value
October 25, 2024	NAA World Equity Income Series	Guggenheim VIF World Equity Income

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
August 16, 2024	Guggenheim VIF Alpha Opportunity	Invesco V.I. Government Money Market	—
August 16, 2024	Guggenheim VIF Managed Asset Allocation	Invesco V.I. Government Money Market	634

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2024, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
Columbia VP Dividend Opportunity	$—	$31,555
Columbia VP Strategic Income	9,256	9,181
Guggenheim VIF High Yield	198	113
Guggenheim VIF Managed Asset Allocation (b)	41	639
Guggenheim VIF Total Return Bond	670	6,531
Invesco V.I. Government Money Market	22,331	39,038
NAA All Cap Value Series (a)	48,285	61,535
NAA Large Cap Value Series (a)	5,168	981

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
NAA Large Core Series (a)	$4,303	$6,524
NAA Large Growth Series (a)	20,534	4,309
NAA Mid Growth Series (a)	5,729	17,018
NAA Small Cap Value Series (a)	3,166	2,239
NAA Small Growth Series (a)	3,258	1,787
NAA Smid-Cap Value Series (a)	7,617	6,311
NAA World Equity Income Series (a)	1,759	2,453
Neuberger Berman AMT Sustainable Equity	1,467	9,721

(a)	Name change. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2024 by subaccount are as follows:

Subaccount	Annuity Assets
Guggenheim VIF Total Return Bond	$7,507
NAA Mid Growth Series	21,220
NAA Smid-Cap Value Series	28,034

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2024.

Segment Disclosures

In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the net asset value, of which 0.60% is for assuming mortality risks and the remainder is for assuming expense risks.

Administrative Charge: An administrative fee is deducted equal to an annual rate of 0.15% of each subaccount’s average daily net assets.

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•	Maintenance Charge: SBL deducts a maintenance fee of $30 per year for each individual contract.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2024 and 2023, were as follows:

	2024			2023
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Columbia VP Dividend Opportunity	—	(814)	(814)	—	(486)	(486)
Columbia VP Strategic Income	66	(251)	(185)	56	(54)	2
Guggenheim VIF High Yield	—	(2)	(2)	—	(5)	(5)
Guggenheim VIF Managed Asset Allocation(b)	—	(22)	(22)	—	—	—
Guggenheim VIF Total Return Bond	—	(446)	(446)	—	(36)	(36)
Invesco V.I. Government Money Market	64	(3,250)	(3,186)	11	(4,072)	(4,061)
NAA All Cap Value Series(a)	49	(1,126)	(1,077)	68	(796)	(728)
NAA Large Cap Value Series(a)	—	(3)	(3)	—	(4)	(4)
NAA Large Core Series(a)	1	(102)	(101)	3	(115)	(112)
NAA Large Growth Series(a)	202	(3)	199	—	(3)	(3)
NAA Mid Growth Series(a)	—	(335)	(335)	—	(43)	(43)
NAA Small Cap Value Series(a)	—	(28)	(28)	—	(193)	(193)
NAA Small Growth Series(a)	—	(7)	(7)	—	(298)	(298)
NAA Smid-Cap Value Series(a)	—	(64)	(64)	—	(183)	(183)
NAA World Equity Income Series(a)	2	(49)	(47)	6	(59)	(53)
Neuberger Berman AMT Sustainable Equity	—	(145)	(145)	—	(9)	(9)

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2024, were as follows:

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Columbia VP Dividend Opportunity
2024	4,601	38.64	178,092	—	1.40	13.78
2023	5,415	33.96	184,134	—	1.40	3.63
2022	5,901	32.77	193,609	—	1.40	(2.50)
2021	6,653	33.61	223,844	—	1.40	24.44
2020	7,725	27.01	208,900	—	1.40	(0.30)
Columbia VP Strategic Income
2024	6,082	26.83	163,544	0.05	1.40	3.23
2023	6,267	25.99	163,231	0.04	1.40	8.16
2022	6,265	24.03	150,891	0.03	1.40	(12.62)
2021	6,342	27.50	174,789	0.05	1.40	0.66
2020	6,290	27.32	172,202	0.03	1.40	5.32
Guggenheim VIF High Yield
2024	122	27.84	3,391	0.06	1.40	6.10
2023	124	26.24	3,258	0.06	1.40	10.48
2022	129	23.75	3,073	0.06	1.40	(10.98)
2021	135	26.68	3,623	0.04	1.40	3.93
2020	248	25.67	6,353	0.07	1.40	3.18
Guggenheim VIF Managed Asset Allocation (b)
2024	—	28.29	—	0.04	1.40	6.23
2023	22	26.63	597	0.01	1.40	12.55
2022	22	23.66	529	0.01	1.40	(17.76)
2021	22	28.77	645	0.00	1.40	10.91
2020	201	25.94	5,214	0.01	1.40	11.00

(b)	Liquidation. See Note 1.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Guggenheim VIF Total Return Bond
2024	875	13.88	12,161	0.04	1.40	1.68
2023	1,321	13.65	18,042	0.04	1.40	5.49
2022	1,357	12.94	17,581	0.03	1.40	(17.37)
2021	1,367	15.66	21,407	0.02	1.40	(1.82)
2020	1,367	15.95	21,808	0.02	1.40	12.64
Invesco V.I. Government Money Market
2024	45,869	10.16	466,137	0.05	1.40	3.25
2023	49,055	9.84	482,844	0.05	1.40	3.14
2022	53,116	9.54	506,894	0.01	1.40	(0.21)
2021	56,786	9.56	542,785	0.00	1.40	(1.34)
2020	59,731	9.69	578,995	0.00	1.40	(1.22)
NAA All Cap Value Series (a)
2024	14,412	47.76	689,049	0.02	1.40	8.72
2023	15,489	43.93	681,209	0.01	1.40	6.99
2022	16,217	41.06	666,486	0.01	1.40	(2.54)
2021	16,575	42.13	699,026	0.02	1.40	25.16
2020	16,994	33.66	572,519	0.01	1.40	0.45
NAA Large Cap Value Series (a)
2024	1,336	45.44	60,628	0.02	1.40	11.87
2023	1,339	40.62	54,332	0.02	1.40	7.75
2022	1,343	37.70	50,560	0.02	1.40	(2.68)
2021	1,913	38.74	74,059	0.02	1.40	25.25
2020	2,267	30.93	70,084	0.02	1.40	0.78
NAA Large Core Series (a)
2024	3,076	48.88	150,179	0.03	1.40	24.09
2023	3,177	39.39	124,995	0.02	1.40	25.13
2022	3,289	31.48	103,397	0.01	1.40	(21.77)
2021	3,372	40.24	135,533	0.01	1.40	26.70
2020	3,858	31.76	122,419	0.01	1.40	17.11

(a)	Name change. See Note 1.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
NAA Large Growth Series (a)
2024	5,044	66.51	335,381	0.03	1.40	30.34
2023	4,845	51.03	247,214	0.01	1.40	37.96
2022	4,848	36.99	179,311	0.00	1.40	(31.66)
2021	5,638	54.13	305,112	0.01	1.40	26.00
2020	6,568	42.96	282,131	0.01	1.40	35.95
NAA Mid Growth Series (a)
2024	4,353	43.64	189,588	0.03	1.40	15.73
2023	4,688	37.71	176,468	0.01	1.40	24.62
2022	4,731	30.26	142,880	0.00	1.40	(28.78)
2021	5,025	42.49	213,096	0.01	1.40	12.11
2020	5,655	37.90	213,984	0.01	1.40	30.24
NAA Small Cap Value Series (a)
2024	1,123	52.07	58,614	0.01	1.40	6.99
2023	1,151	48.67	56,159	0.01	1.40	8.74
2022	1,344	44.76	60,252	0.01	1.40	(5.07)
2021	1,646	47.15	77,745	0.01	1.40	24.41
2020	1,680	37.90	63,752	0.01	1.40	(2.34)
NAA Small Growth Series (a)
2024	2,896	39.08	113,026	0.03	1.40	11.15
2023	2,903	35.16	101,891	0.01	1.40	19.35
2022	3,201	29.46	94,183	0.00	1.40	(27.65)
2021	3,211	40.72	130,544	0.00	1.40	5.06
2020	3,340	38.76	129,270	0.01	1.40	29.98
NAA Smid-Cap Value Series (a)
2024	3,336	57.65	192,503	0.01	1.40	7.52
2023	3,400	53.62	182,478	0.01	1.40	8.19
2022	3,583	49.56	177,678	0.01	1.40	(3.22)
2021	4,145	51.21	212,427	0.02	1.40	22.02
2020	4,280	41.97	179,729	0.01	1.40	2.84

(a)	Name change. See Note 1.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
NAA World Equity Income Series (a)
2024	1,943	32.77	63,744	0.03	1.40	11.01
2023	1,990	29.52	58,814	0.03	1.40	10.73
2022	2,043	26.66	54,530	0.02	1.40	(10.39)
2021	2,087	29.75	62,177	0.01	1.40	20.06
2020	2,341	24.78	58,085	0.03	1.40	5.13
Neuberger Berman AMT Sustainable Equity
2024	349	63.00	22,008	—	1.40	23.75
2023	494	50.91	25,073	0.00	1.40	24.81
2022	503	40.79	20,452	0.00	1.40	(19.78)
2021	727	50.85	36,933	0.00	1.40	21.42
2020	1,420	41.88	59,413	0.00	1.40	17.61

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.